Goodwill And Other Intangible Assets (Components Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Intangible Assets Excluding Goodwill [Line Items]
Original Cost	$ 3,687,644		$ 3,681,557
Accumulated Amortization	1,889,096		1,546,911
Net Book Value	1,798,548		2,134,646
IPR&D	425,909	[1]	496,101	[1]
Original Cost, Total intangible assets	4,113,553		4,177,658
Net Book Value, Total intangible assets	2,224,457		2,630,747
Patents and technologies
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Life (Years)	20 years		20 years
Original Cost	116,631		116,631
Accumulated Amortization	88,288		82,815
Net Book Value	28,343		33,816
Product rights and licenses
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Life (Years)	10 years		10 years
Original Cost	3,459,980		3,364,263
Accumulated Amortization	1,749,424		1,418,492
Net Book Value	1,710,556		1,945,771
Other
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Life (Years)	8 years		8 years
Original Cost	111,033	[2]	200,663	[2]
Accumulated Amortization	51,384	[2]	45,604	[2]
Net Book Value	$ 59,649	[2]	$ 155,059	[2]

[1]	See Note 3
[2]	Other intangibles consist principally of customer lists and contracts.